SHARE-BASED PAYMENTS (Details Narrative) R$ / shares in Units, shares in Thousands, Pure in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares R$ / shares	Dec. 31, 2023 BRL (R$) shares R$ / shares	Dec. 31, 2022 BRL (R$) shares R$ / shares
IfrsStatementLineItems [Line Items]
Remaining exercise period	59 months
Number of share options outstanding in share-based payment arrangement at end of period | shares	72,466	87,961	99,717
Number of share options vested in share-based payment arrangement | shares	72,465	68,635	63,850
Expense from share-based payment transactions with employees | R$	R$ 393.8	R$ 333.4	R$ 311.6
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 16.34	R$ 15.95	R$ 15.95
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 22.40	R$ 32.81	R$ 39.04
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Restricted shares granted	25,603	33,686	49,328
Fair value of other equity instruments granted in share-based payment arrangement | R$	R$ 327.5	R$ 463.5	R$ 766.6
Deferred Stock Units Of Grant One [Member]
IfrsStatementLineItems [Line Items]
Fair value of other equity instruments granted in share-based payment arrangement | R$		R$ 0.6	R$ 0.6
Grant new deferred shares | shares		47	44